Commitments and Contingencies - Summary of Commitments through Purchase and Sale Transactions of Investments (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Real estate [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 168	€ 156
Sale	3	66
Mortgage loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	859	3,187
Sale	79	67
Private loans [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	394	1,224
Other [member]
Disclosure of purchase and sale transactions of investments [line items]
Purchase	€ 1,824	€ 2,222